Sep. 23, 2024
Value Portfolio
The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.71%	0.71%
Service Fee	0.20%	0.00%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.95%	0.75%
Less Fee Waiver[1]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.86%	0.66%

[1]	The investment adviser has agreed to waive 0.085% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

In the Examples subsection, the table will be deleted and replaced with the following:
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$88	$294	$517	$1,158
Class P	$67	$231	$408	$922

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period

In the Principal Investment Strategies subsection, the last two sentences of the first paragraph will be deleted and replaced with the following:

As of June 30, 2024, the market capitalization range of the Russell 1000 Value Index was approximately $364.0 million to $876.7 billion. As of June 30, 2024, the weighted average market capitalization of the Fund was approximately $159.1 billion.

Also in the Principal Investment Strategies subsection, the following will be added after the first paragraph:

The Fund may also invest in the equity securities of companies with medium market capitalizations (“mid-capitalization companies”).

Also in the Principal Investment Strategies subsection, the last two sentences of the second paragraph will be deleted.

In the Performance subsection, the first sentence of the third paragraph will be deleted and replaced with the following:

Putnam Investment Management, LLC began managing the Fund on November 1, 2024 and some investment policies changed at that time.